Note 3 - Share-Based Payments (Details) - Stock Options by Exercise Price Range (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in Shares)	94	231
Weighted Average Remaining Contractual Life (in years)	2 years 98 days
Number Outstanding (in Shares)	94
Weighted Average Exercise Price	$ 6.25
Three Dollars And Twenty Five Cents To Five Dollars And Ten Cents [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 3.25
Exercise Prices	$ 5.10
Number Outstanding (in Shares)	28
Weighted Average Remaining Contractual Life (in years)	2 years 346 days
Number Outstanding (in Shares)	28
Weighted Average Exercise Price	$ 3.79
Five Dollars And Twenty Five Cents To Five Dollars And Twenty Five Cents [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 5.25
Exercise Prices	$ 5.25
Number Outstanding (in Shares)	2
Weighted Average Remaining Contractual Life (in years)	1 year 3 months
Number Outstanding (in Shares)	2
Weighted Average Exercise Price	$ 5.25
Seven Dollars To Seven Dollars [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 7.00
Exercise Prices	$ 7.00
Number Outstanding (in Shares)	31
Weighted Average Remaining Contractual Life (in years)	1 year 350 days
Number Outstanding (in Shares)	31
Weighted Average Exercise Price	$ 7.00
Seven Dollars And Twenty Two Cents To Seven Dollars And Seventy Cents [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 7.22
Exercise Prices	$ 7.70
Number Outstanding (in Shares)	33
Weighted Average Remaining Contractual Life (in years)	2 years 14 days
Number Outstanding (in Shares)	33
Weighted Average Exercise Price	$ 7.62